SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION
Schedule of segment information

	Year Ended December 31, 2020
	Adult	Kid
	Training	Training	Total
	RMB	RMB	RMB
Revenue	1,136,043	761,840	1,897,883
Cost	(420,349)	(646,493)	(1,066,842)
Gross profit	715,694	115,347	831,041

	Year Ended December 31, 2019
	Adult	Kid
	Training	Training	Total
	RMB	RMB	RMB
Revenue	1,527,185	524,169	2,051,354
Cost	(627,765)	(546,069)	(1,173,834)
Gross profit (loss)	899,420	(21,900)	877,520